UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02351

Western Asset Investment Grade Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

FORM N-Q

SEPTEMBER 30, 2018

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 86.9%
COMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 3.8%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$77,106	(a)
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	337,296
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	55,151
AT&T Inc., Senior Notes	5.350%	9/1/40	30,000	29,847
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	194,360
AT&T Inc., Senior Notes	5.450%	3/1/47	50,000	50,134
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	273,098
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.514%	6/12/24	480,000	482,532	(b)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	330,000	469,667
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	200,000	258,359
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	60,000	72,580
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,790,000	1,918,201
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	730,000	802,321
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	139,000	140,276

Total Diversified Telecommunication Services				5,160,928

Media - 4.8%
21st Century Fox America Inc., Senior Notes	6.550%	3/15/33	545,000	687,794
21st Century Fox America Inc., Senior Notes	7.750%	12/1/45	130,000	199,793
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	420,000	399,000	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	118,613
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	280,411
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	332,802
Comcast Corp., Senior Notes	6.450%	3/15/37	220,000	262,352
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	197,943
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	1,126,942
Time Warner Cable LLC, Senior Secured Notes	8.750%	2/14/19	690,000	704,321
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	195,796
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	200,000	229,716
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	10,937
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	48,312

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	$410,000	$510,363
UBM PLC, Senior Notes	5.750%	11/3/20	570,000	578,397	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	600,000	617,250	(a)
Warner Media LLC, Senior Notes	4.900%	6/15/42	150,000	140,710

Total Media				6,641,452

Wireless Telecommunication Services - 1.9%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	1,010,102
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	50,000	50,372	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	330,000	349,800
Sprint Corp., Senior Notes	7.875%	9/15/23	340,000	367,625
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	294,917
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	490,000	493,805

Total Wireless Telecommunication Services				2,566,621

TOTAL COMMUNICATION SERVICES				14,369,001

CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.1%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	160,000	160,178	(a)

Automobiles - 0.7%
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	410,000	433,268
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	181,711
General Motors Co., Senior Notes	6.750%	4/1/46	280,000	304,052

Total Automobiles				919,031

Hotels, Restaurants & Leisure - 1.0%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	160,000	163,392
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	100,000	101,801
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	156,376
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	241,443
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	9,845
Sands China Ltd., Senior Notes	5.125%	8/8/25	450,000	449,630	(a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	199,530	(a)

Total Hotels, Restaurants & Leisure				1,322,017

Household Durables - 0.3%
Newell Brands Inc., Senior Notes	4.200%	4/1/26	480,000	456,965

TOTAL CONSUMER DISCRETIONARY				2,858,191

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 2.5%
Beverages - 1.4%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	$840,000	$852,685
Pernod Ricard SA, Senior Notes	5.750%	4/7/21	350,000	368,501	(a)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	670,000	745,186	(a)

Total Beverages				1,966,372

Food & Staples Retailing - 0.1%
Kroger Co., Senior Notes	4.650%	1/15/48	90,000	85,140

Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	50,000	49,530
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	150,000	143,711
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	250,000	245,248

Total Food Products				438,489

Tobacco - 0.7%
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	97,642
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	355,421
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	381,128
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	98,214

Total Tobacco				932,405

TOTAL CONSUMER STAPLES				3,422,406

ENERGY - 16.6%
Energy Equipment & Services - 0.5%
ENSCO International Inc., Senior Notes	7.200%	11/15/27	120,000	113,100
Ensco PLC, Senior Notes	5.200%	3/15/25	130,000	113,587
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	214,396
Petrofac Ltd., Senior Notes	3.400%	10/10/18	310,000	309,995	(a)

Total Energy Equipment & Services				751,078

Oil, Gas & Consumable Fuels - 16.1%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	465,000	571,674
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	460,000	473,004
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	460,000	488,827
Apache Corp., Senior Notes	6.000%	1/15/37	106,000	116,165
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	158,763
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	90,772
Cenovus Energy Inc., Senior Notes	5.250%	6/15/37	90,000	89,258
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	70,000	66,992
Concho Resources Inc., Senior Notes	3.750%	10/1/27	70,000	66,940
Concho Resources Inc., Senior Notes	4.300%	8/15/28	180,000	179,628
ConocoPhillips, Senior Notes	6.500%	2/1/39	810,000	1,053,480

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	$280,000	$278,433
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	381,988
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	340,466
Devon Energy Corp., Senior Notes	5.000%	6/15/45	270,000	266,933
Ecopetrol SA, Senior Notes	5.375%	6/26/26	740,000	764,975
Ecopetrol SA, Senior Notes	5.875%	5/28/45	176,000	174,724
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	120,000	123,200
Energy Transfer Equity LP, Senior Secured Notes	7.500%	10/15/20	250,000	268,125
Energy Transfer Partners LP, Senior Notes	4.200%	9/15/23	860,000	867,774
Energy Transfer Partners LP, Senior Notes	6.625%	10/15/36	20,000	22,380
Energy Transfer Partners LP, Senior Notes	5.800%	6/15/38	40,000	41,671
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	375,574
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	170,000	160,684
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	540,000	502,268	(b)
Hess Corp., Senior Notes	7.875%	10/1/29	580,000	702,469
Hess Corp., Senior Notes	6.000%	1/15/40	300,000	312,333
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	370,000	389,455	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	1,080,000	1,217,611
Kinder Morgan Inc., Medium-Term	7.800%	8/1/31	2,000,000	2,496,457
Lukoil International Finance BV, Senior Notes	4.563%	4/24/23	200,000	199,068	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	600,000	549,000	(a)
MPLX LP, Senior Notes	4.500%	4/15/38	380,000	359,285
Noble Energy Inc., Senior Notes	6.000%	3/1/41	390,000	418,604
Noble Energy Inc., Senior Notes	5.250%	11/15/43	150,000	148,460
Noble Energy Inc., Senior Notes	4.950%	8/15/47	390,000	374,885
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	190,000	192,783
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	258,000
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	450,000	475,830
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	2,635,000	2,631,047
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	184,727
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	323,574
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	470,000	573,307
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	5.400%	8/15/41	310,000	333,732
Western Gas Partners LP, Senior Notes	4.650%	7/1/26	660,000	647,963
Western Gas Partners LP, Senior Notes	4.750%	8/15/28	440,000	432,382

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	$47,000	$57,279
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	44,776
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	815,629

Total Oil, Gas & Consumable Fuels				22,063,354

TOTAL ENERGY				22,814,432

FINANCIALS - 30.8%
Banks - 18.4%
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	340,000	338,941	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	400,000	391,200
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	379,333
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	107,000	103,898	(b)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	440,000	439,994	(b)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	369,076
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,218,259
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	240,000	273,578	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	450,000	488,644
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year Swap Rate + 4.842%)	7.750%	9/15/23	330,000	331,650	(b)(c)
Barclays PLC, Senior Notes (4.338% to 5/16/23 then 3 mo. USD LIBOR + 1.356%)	4.338%	5/16/24	380,000	375,787	(b)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	260,000	256,498	(b)
Barclays PLC, Subordinated Notes	4.836%	5/9/28	240,000	225,590
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	320,000	292,400	(a)(b)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year Swap Rate + 3.980%)	7.000%	8/16/28	220,000	222,035	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year Swap Rate + 6.314%)	7.625%	3/30/21	330,000	347,325	(a)(b)(c)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	280,000	275,318	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	220,000	217,532	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	417,501	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	363,380
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	279,861

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	$750,000	$800,157
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	400,000	395,813
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	461,713
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	455,106
Cooperatieve Rabobank U.A., Senior Notes	5.250%	5/24/41	570,000	641,278
Cooperatieve Rabobank U.A., Senior Notes	5.750%	12/1/43	450,000	504,264
Cooperatieve Rabobank U.A., Senior Notes	5.250%	8/4/45	340,000	358,426
Cooperatieve Rabobank UA, Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	708,000	749,949	(a)(b)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	1,040,000	1,146,585	(a)(b)(c)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	560,000	584,010	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	289,875	(b)(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	210,000	206,332
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	633,291	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	300,000	279,006	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	360,000	307,779	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	690,000	628,593	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	260,000	270,725	(b)(c)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	501,732
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	410,000	430,916
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year Swap Rate + 4.760%)	7.500%	6/27/24	360,000	372,150	(b)(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	480,000	531,439
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,360,000	1,708,500	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	590,000	633,513	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Royal Bank of Scotland Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	$200,000	$199,148	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,010,000	1,054,862
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	364,518
Santander UK Group Holdings PLC,
Subordinated Notes	4.750%	9/15/25	210,000	205,014	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	426,032	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/29/18	1,190,000	1,180,183	(b)(c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	310,000	287,968
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	462,943
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	580,000	579,115

Total Banks				25,258,735

Capital Markets - 5.2%
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	507,959
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year Swap Rate + 3.455%)	6.250%	12/18/24	1,170,000	1,156,837	(a)(b)(c)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year Swap Rate + 4.332%)	7.250%	9/12/25	400,000	402,500	(a)(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	270,000	278,372
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	686,431
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	771,212
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	511,404
Intercontinental Exchange Inc., Senior Notes	3.750%	9/21/28	640,000	633,615
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	820,000	815,890	(a)
Moody’s Corp, Senior Notes	2.750%	12/15/21	500,000	489,390
Morgan Stanley, Senior Notes	5.500%	7/24/20	100,000	103,798
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	112,587
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	90,000	91,705
Societe Generale SA, Junior Subordinated Notes (6.750% to 4/6/28 then USD 5 year Swap Rate + 3.929%)	6.750%	4/6/28	200,000	186,850	(a)(b)(c)
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	340,000	379,610

Total Capital Markets				7,128,160

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - 1.7%
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	$201,000	$203,261
Nationwide Building Society, Senior Notes (3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	210,000	209,126	(a)(b)
Navient Corp., Senior Notes	7.250%	1/25/22	830,000	878,763
Navient Corp., Senior Notes	6.125%	3/25/24	290,000	291,450
Synchrony Financial, Senior Notes	3.700%	8/4/26	856,000	774,428

Total Consumer Finance				2,357,028

Diversified Financial Services - 1.8%
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	110,563	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	220,000	217,869	(a)
ILFC E-Capital Trust I, Junior Subordinated Notes ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.550%)	4.780%	12/21/65	470,000	428,875	(a)(b)
ILFC E-Capital Trust II, Senior Notes ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	5.030%	12/21/65	270,000	245,700	(a)(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	130,000	132,549
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	190,000	207,732
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	392,000	396,900	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	220,000	226,050	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	500,000	550,499

Total Diversified Financial Services				2,516,737

Insurance - 3.7%
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	480,000	534,000	(b)
American International Group Inc., Junior Subordinated Notes (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/87	80,000	80,600	(b)
American International Group Inc., Senior Notes	6.400%	12/15/20	90,000	95,807
American International Group Inc., Senior Notes	4.750%	4/1/48	70,000	69,085
Aon PLC, Senior Notes	4.750%	5/15/45	90,000	90,373
AXA SA, Subordinated Notes	8.600%	12/15/30	200,000	260,500
Berkshire Hathaway Finance Corp., Senior Notes	4.200%	8/15/48	480,000	477,994
Brighthouse Financial Inc., Senior Notes	3.700%	6/22/27	40,000	35,574
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	170,000	179,567

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	$230,000	$229,126	(a)
Liberty Mutual Group Inc., Senior Notes	7.800%	3/15/37	190,000	222,775	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	594,778	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	257,332	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,150,000	1,221,875
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	210,000	209,767	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	525,947	(a)

Total Insurance				5,085,100

TOTAL FINANCIALS				42,345,760

HEALTH CARE - 7.0%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	2.500%	5/14/20	430,000	425,348
AbbVie Inc., Senior Notes	4.700%	5/14/45	180,000	173,585
Celgene Corp., Senior Notes	5.000%	8/15/45	250,000	249,353
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	69,103
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	51,656

Total Biotechnology				969,045

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories, Senior Notes	2.900%	11/30/21	540,000	533,649
Abbott Laboratories, Senior Notes	4.900%	11/30/46	230,000	250,766
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	200,000	197,938
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	410,000	407,108

Total Health Care Equipment & Supplies				1,389,461

Health Care Providers & Services - 4.8%
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	270,000	249,650
CVS Health Corp., Senior Notes	4.100%	3/25/25	940,000	938,806
CVS Health Corp., Senior Notes	4.300%	3/25/28	540,000	536,799
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,330,000	1,327,795
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	350,805
CVS Health Corp., Senior Notes	5.050%	3/25/48	730,000	749,539
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	100,000	96,766
Halfmoon Parent Inc., Senior Secured Notes	4.125%	11/15/25	340,000	339,550	(a)
Halfmoon Parent Inc., Senior Secured Notes	4.375%	10/15/28	340,000	339,693	(a)
Halfmoon Parent Inc., Senior Secured Notes	4.800%	8/15/38	340,000	342,024	(a)
HCA Inc., Senior Secured Notes	5.500%	6/15/47	370,000	376,012

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
Humana Inc., Senior Notes	8.150%	6/15/38	$80,000	$109,049
Humana Inc., Senior Notes	4.800%	3/15/47	230,000	235,491
Magellan Health Inc., Senior Notes	4.400%	9/22/24	420,000	406,341
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	170,000	164,367

Total Health Care Providers & Services				6,562,687

Pharmaceuticals - 0.5%
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	190,000	185,343
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	200,000	195,170
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	320,000	345,600	(a)
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	30,811

Total Pharmaceuticals				756,924

TOTAL HEALTH CARE				9,678,117

INDUSTRIALS - 5.1%
Aerospace & Defense - 1.5%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	210,000	212,789	(a)
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	200,000	187,820
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	41,820
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	870,000	1,065,348
United Technologies Corp., Senior Notes	4.125%	11/16/28	510,000	507,556
United Technologies Corp., Senior Notes	4.625%	11/16/48	110,000	111,058

Total Aerospace & Defense				2,126,391

Airlines - 0.5%
Continental Airlines 1999-1 Class A Pass Through Trust, Senior Secured Notes	6.545%	2/2/19	31,870	32,249
Continental Airlines 2009-2 Class A Pass Through Trust, Senior Secured Notes	7.250%	11/10/19	134,052	139,331
Continental Airlines 2012-1 Class B Pass Through Trust, Senior Secured Notes	6.250%	4/11/20	83,850	85,979
Continental Airlines Pass Through Trust 1999-2, Class A-1, Senior Secured Notes	7.256%	3/15/20	39,796	40,940
Delta Air Lines 2007-1 Class B Pass Through Trust, Senior Secured Notes	8.021%	8/10/22	47,811	52,525	(d)
Delta Air Lines 2009-1 Class A Pass Through Trust, Senior Secured Notes	7.750%	12/17/19	82,257	85,946
US Airways 2012-1 Class A Pass Through Trust, Senior Secured Notes	5.900%	10/1/24	248,880	267,546

Total Airlines				704,516

Commercial Services & Supplies - 1.1%
Republic Services Inc., Senior Notes	5.500%	9/15/19	130,000	133,063
Republic Services Inc., Senior Notes	5.250%	11/15/21	330,000	347,488

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Services & Supplies - (continued)
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Senior Notes	5.250%	4/15/21	$320,000	$322,400	(a)
Waste Management Holdings Inc., Senior Notes	7.100%	8/1/26	260,000	314,507
Waste Management Inc., Senior Notes	7.750%	5/15/32	250,000	331,995

Total Commercial Services & Supplies				1,449,453

Industrial Conglomerates - 1.3%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	710,000	692,605	(b)(c)
General Electric Co., Senior Notes	6.875%	1/10/39	716,000	895,894
General Electric Co., Subordinated Notes	5.300%	2/11/21	138,000	143,849

Total Industrial Conglomerates				1,732,348

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	228,670
Wabtec Corp., Senior Notes	4.150%	3/15/24	60,000	59,650

Total Machinery				288,320

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	4.500%	9/10/48	30,000	30,722
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	297,596

Total Road & Rail				328,318

Transportation Infrastructure - 0.3%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	350,000	350,814	(a)

TOTAL INDUSTRIALS				6,980,160

INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 0.4%
Harris Corp., Senior Notes	4.854%	4/27/35	260,000	267,578
Harris Corp., Senior Notes	5.054%	4/27/45	210,000	221,764

Total Communications Equipment				489,342

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	144,327

Software - 0.8%
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	1,021,046
salesforce.com Inc., Senior Notes	3.700%	4/11/28	100,000	99,263

Total Software				1,120,309

Technology Hardware, Storage & Peripherals - 1.2%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	326,868
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	620,000	629,734	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - (continued)
HP Inc., Senior Notes	4.650%	12/9/21	$310,000	$319,353
Seagate HDD Cayman, Senior Notes	4.250%	3/1/22	420,000	417,703

Total Technology Hardware, Storage & Peripherals				1,693,658

TOTAL INFORMATION TECHNOLOGY				3,447,636

MATERIALS - 6.7%
Chemicals - 1.0%
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	1,003,654
Syngenta Finance NV, Senior Notes	4.892%	4/24/25	230,000	226,078	(a)
Syngenta Finance NV, Senior Notes	5.676%	4/24/48	200,000	180,371	(a)

Total Chemicals				1,410,103

Metals & Mining - 5.5%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	250,000	265,625	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	800,000	824,000	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	500,000	461,527	(a)
ArcelorMittal, Senior Notes	5.125%	6/1/20	70,000	71,717
ArcelorMittal, Senior Notes	6.125%	6/1/25	50,000	54,399
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	54,252
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	197,977
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	100,000	111,256
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	470,000	516,412	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	230,000	227,844	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	60,000	58,200
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	630,000	674,100
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	480,786	(a)
Glencore Finance Canada, Ltd., Senior Notes	5.550%	10/25/42	150,000	148,475	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	560,000	526,558	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	170,000	158,031	(a)
Northwest Acquisitions ULC/Dominion Finco Inc., Senior Secured Notes	7.125%	11/1/22	380,000	389,500	(a)
Southern Copper Corp., Senior Notes	5.375%	4/16/20	150,000	154,728
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	476,770
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,338,798
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	370,000	365,199

Total Metals & Mining				7,556,154

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products - 0.2%
Georgia-Pacific LLC, Senior Notes	7.375%	12/1/25	$250,000	$298,920

TOTAL MATERIALS				9,265,177

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Homes 4 Rent LP, Senior Notes	4.250%	2/15/28	10,000	9,585
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	250,000	241,563
Washington Prime Group LP, Senior Notes	5.950%	8/15/24	200,000	189,518
WEA Finance LLC, Senior Notes	4.125%	9/20/28	340,000	337,327	(a)

Total Equity Real Estate Investment Trusts (REITs)				777,993

Real Estate Management & Development - 0.2%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	280,000	336,482

TOTAL REAL ESTATE				1,114,475

UTILITIES - 2.3%
Electric Utilities - 2.3%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	221,833
Enel Finance International NV, Senior Notes	2.875%	5/25/22	300,000	285,584	(a)
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	310,000	302,110
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	830,000	1,073,726
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	500,000	458,000
Pacific Gas & Electric Co., Senior Notes	6.050%	3/1/34	130,000	148,146
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	607,521

TOTAL UTILITIES				3,096,920

TOTAL CORPORATE BONDS & NOTES (Cost - $113,048,162)				119,392,275

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.1%
U.S. Government Obligations - 6.1%
U.S. Treasury Notes	2.625%	8/31/20	2,300,000	2,291,959
U.S. Treasury Notes	2.750%	8/31/23	3,380,000	3,350,755
U.S. Treasury Notes	2.875%	9/30/23	230,000	229,223
U.S. Treasury Notes	2.875%	7/31/25	120,000	118,992
U.S. Treasury Notes	2.750%	8/31/25	200,000	196,739
U.S. Treasury Notes	2.875%	8/15/28	1,855,000	1,826,704
U.S. Treasury Notes	3.125%	5/15/48	430,000	424,373

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $8,446,071)				8,438,745

SOVEREIGN BONDS - 4.1%
Argentina - 2.0%
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	370,000	330,780

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Argentina - (continued)
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	$120,000	$102,300
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	390,000	309,660
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	150,000	122,214
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	150,000	116,250
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,220,000	1,129,598	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	740,000	638,398	(a)

Total Argentina				2,749,200

Canada - 0.7%
Province of Quebec Canada, Senior Notes, Step Bond	7.970%	7/22/36	650,000	979,854

Ecuador - 0.5%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	610,000	650,412	(a)

Indonesia - 0.3%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	440,000	403,531

Mexico - 0.2%
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	327,604

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	440,000	421,344	(a)

Uruguay - 0.1%
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	70,000	70,175

TOTAL SOVEREIGN BONDS (Cost - $5,820,981)				5,602,120

MUNICIPAL BONDS - 1.3%
Alabama - 0.2%
Alabama Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	280,000	275,036

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 0.8%
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	$650,000	$940,270
University of California Revenue, Taxable, General Series AG	4.062%	5/15/33	150,000	151,485

Total California				1,091,755

Florida - 0.1%
Sumter Landing Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	168,560

Illinois - 0.2%
State of Illinois, GO Build America Bonds-Taxable	6.725%	4/1/35	310,000	329,592

TOTAL MUNICIPAL BONDS (Cost - $1,876,802)				1,864,943

			SHARES
PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.2%
Carlyle Group LP	5.875%		10,775	243,946

Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	5.504%		5,725	132,391	(b)

TOTAL PREFERRED STOCKS (Cost - $412,443)				376,337

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $129,604,459)				135,674,420

SHORT-TERM INVESTMENTS - 0.4%
Western Asset Government Cash Management Portfolio LLC (Cost - $502,094)	2.100%		502,094	502,094	(e)

TOTAL INVESTMENTS - 99.1% (Cost - $130,106,553)				136,176,514
Other Assets in Excess of Liabilities - 0.9%				1,231,192

TOTAL NET ASSETS - 100.0%				$137,407,706

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date. (d) Security is valued using significant unobservable inputs (Note 1).

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2018, the total market value of investments in Affiliated Companies was $502,094 and the cost was $502,094 (Note 2).

Abbreviations used in this schedule:

GO	— General Obligation
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate

At September 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	31	12/18	$6,535,212	$6,532,766	$(2,446)
U.S. Treasury 5-Year Notes	26	12/18	2,944,867	2,924,391	(20,476)
U.S. Treasury Ultra Long-Term Bonds	16	12/18	2,561,093	2,468,500	(92,593)

					(115,515)

Contracts to Sell:
U.S. Treasury 10-Year Notes	74	12/18	8,899,436	8,789,813	109,623
U.S. Treasury Long-Term Bonds	95	12/18	13,650,189	13,347,500	302,689

					412,312

Net unrealized appreciation on open futures contracts					$296,797

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Income Fund Inc. (the “Fund”) (formerly Western Asset Income Fund), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end diversified investment company. The Fund seeks a high level of current income, consistent with prudent investment risk. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Industrials	—	$6,927,635	$52,525	$6,980,160
Other Corporate Bonds & Notes	—	112,412,115	—	112,412,115
U.S. Government & Agency Obligations	—	8,438,745	—	8,438,745
Sovereign Bonds	—	5,602,120	—	5,602,120
Municipal Bonds	—	1,864,943	—	1,864,943
Preferred Stocks:
Financials	$243,946	132,391	—	376,337

Total Long-Term Investments	243,946	135,377,949	52,525	135,674,420

Short-Term Investments†	—	502,094	—	502,094

Total Investments	$243,946	$135,880,043	$52,525	$136,176,514

Other Financial Instruments:
Futures Contracts	$412,312	—	—	$412,312

Total	$656,258	$135,880,043	$52,525	$136,588,826

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$115,515	—	—	$115,515

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by , the Fund’s investment adviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2018. The

Notes to Schedule of Investments (unaudited) (continued)

following transactions were effected in shares of such companies for the period ended September 30, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$1,100,244	$19,709,722	19,709,722	$20,307,872	20,307,872

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2018
Western Asset Government Cash Management Portfolio LLC	—	$9,477	—	$502,094

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Investment Grade Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 26, 2018